Income Taxes - Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	¥ 558,656,558	¥ 2,404,676,422	¥ 998,299,456
Foreign	547,517,245	279,748,549	947,947,297
Total	¥ 1,106,173,803	¥ 2,684,424,971	¥ 1,946,246,753